UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09153
Eaton Vance Michigan Municipal Income Trust
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1. Schedule of Investments

Eaton Vance Michigan Municipal Income Trust	as of February 28, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 146.9%

Principal
Amount
(000’s omitted)	Security	Value

Education — 4.0%
$1,250	Michigan Higher Education Facility Authority, (Creative Studies), 5.90%, 12/1/27	$1,279,537
		1,279,537

Electric Utilities — 7.4%
1,250	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	1,311,250

1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,061,620
		2,372,870

Escrowed / Prerefunded — 2.7%
750	Michigan Hospital Finance Authority, (Ascension Health Care), Prerefunded to 11/15/09, 6.125%, 11/15/26	855,592
		855,592

General Obligations — 19.7%
500	East Grand Rapids Public Schools, 5.00%, 5/1/25	524,610

500	Garden City School District, 5.00%, 5/1/26	516,995

5,335	Grand Rapids and Kent County Joint Building Authority, 0.00%, 12/1/29	1,548,217

1,000	Manistee Area Public Schools, 5.00%, 5/1/24	1,050,330

750	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	802,507

1,000	White Cloud Public Schools, 5.125%, 5/1/31	1,033,910

800	Woodhaven Brownstown School District, 5.125%, 5/1/32	829,872
		6,306,441

Health Care - Miscellaneous — 1.2%
385	Pittsfield Township EDC, (Arbor Hospice), 7.875%, 8/15/27	373,954
		373,954

Hospital — 27.8%
$500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$519,510

125	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	123,193

125	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	122,825

500	Kent Hospital Finance Authority, (Spectrum Health), 5.50%, 1/15/31	530,595

500	Mecosta County, (Michigan General Hospital), 6.00%, 5/15/18	493,360

750	Michigan Health Facilities Authority, (Henry Ford Health), 5.25%, 11/15/25	759,330

1,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	1,018,970

1,000	Michigan Hospital Finance Authority, (Henry Ford Health), 5.25%, 11/15/20	1,019,590

750	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	780,728

750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.625%, 11/15/36	778,710

1,000	Michigan Hospital Finance Authority, (Trinity Health), 6.00%, 12/1/27	1,102,250

750	Royal Oak Hospital Finance Authority, (William Beaumount Hospital), 5.25%, 1/1/20	774,780

800	Saginaw Hospital Finance Authority, (Covenant Medical Center), 6.50%, 7/1/30	878,672
		8,902,513

Industrial Development Revenue — 7.3%
1,000	Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	1,023,920

800	Dickinson County Economic Development Corp., (International Paper Co.), 5.75%, 6/1/16	867,720

625	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	441,275
		2,332,915

Insured-Education — 2.4%
250	Central Michigan University, (AMBAC), 4.75%, 10/1/29	254,893

500	Central Michigan University, (FGIC), 5.00%, 10/1/27	518,930
		773,823

Insured-Electric Utilities — 4.9%
$1,000	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29	$1,060,380

500	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	527,085
		1,587,465

Insured-General Obligations — 27.1%
500	Allegan Public School District, (FSA), 5.00%, 5/1/30 (1)	522,900

1,000	Birmingham City School District, (FSA), 5.00%, 11/1/33	1,041,600

1,000	Central Montcalm Public Schools, (MBIA), 6.00%, 5/1/29	1,103,220

650	Detroit School District, (FGIC), 4.75%, 5/1/28	656,715

200	Eaton Rapids Public Schools, (MBIA), 4.75%, 5/1/25	202,518

2,000	Fenton Area Public Schools, (FGIC), 5.00%, 5/1/24	2,091,760

2,000	Novi Building Authority, (FSA), 5.50%, 10/1/25 (2)	2,197,620

700	Puerto Rico, (FSA), Variable Rate, 16.243%, 7/1/27 (3) (4)	880,537
		8,696,870

Insured-Hospital — 6.7%
1,000	Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (MBIA), 5.25%, 11/15/35	1,047,700

1,000	Saginaw Hospital Finance Authority, (Covenant Medical Center), (MBIA), 5.50%, 7/1/24	1,085,510
		2,133,210

Insured-Sewer Revenue — 3.2%
1,000	Detroit Sewer Disposal, (FGIC), 5.125%, 7/1/31	1,037,160
		1,037,160

Insured-Special Tax Revenue — 10.9%
$600	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 8.381%,7/1/28 (3) (5)	$653,028

455	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%,7/1/28 (3) (4)	515,319

2,250	Wayne Charter County, (Airport Hotel-Detroit Metroplitan Airport), (MBIA), 5.00%, 12/1/30	2,323,575
		3,491,922

Insured-Student Loan — 3.2%
1,000	Michigan Higher Education Student Loan Authority Revenue, (AMBAC), (AMT), 5.50%, 6/1/25 (6)	1,038,340
		1,038,340

Insured-Transportation — 11.0%
670	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 11.774%, 7/1/28 (3) (4)	758,989

600	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 13.274%, 7/1/26 (3) (4)	698,706

2,000	Wayne Charter County Airport, Residual Certificates, (MBIA), (AMT), Variable Rate, 7.82%, 12/1/28 (3) (5)	2,070,740
		3,528,435

Insured-Water Revenue — 5.3%
1,650	Detroit Water Supply System, (FGIC), 5.00%, 7/1/30	1,695,441
		1,695,441

Lease Revenue/Certificates of Participation — 0.8%
250	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	259,113
		259,113

Transportation — 1.3%
375	Kent County Airport Facility, Variable Rate, 13.49%, 1/1/25 (3) (5)	409,838
		409,838

Total Tax-Exempt Investments — 146.9%
(identified cost $43,180,143)	47,075,439

Other Assets, Less Liabilities — 7.7%	2,483,214
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.6)%	(17,504,075)
Net Assets Applicable to Common Shares — 100.0%	32,054,578

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association
XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Michigan municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at February 28, 2005, 50.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 20.4% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover when-issued securities.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate value of the securities is $5,987,157 or 18.7% of the Trust’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(5)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at February 28, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Appreciation
06/05	53 U.S. Treasury Bond	Short	$(5,995,400)	$(5,954,219)	$41,181
06/05	12 U.S. Treasury Note	Short	(1,324,449)	(1,318,500)	5,949
					$47,130

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2005 as computed on a federal income tax basis, were as follows:

Aggregate cost	$43,136,349
Gross unrealized appreciation	$4,130,087
Gross unrealized depreciation	(190,997)
Net unrealized appreciation	$3,939,090

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Income Trust

By:	/s/Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	April 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	April 14, 2005

By:	/s/James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	April 14, 2005